Commitments & Contingencies - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	6 Months Ended
	Mar. 09, 2021	Dec. 31, 2020	Jun. 30, 2021
Underwriting discount		$ 0.20	$ 0.20
Underwriting discount aggregate amount		$ 6.0	$ 6.9
Additional fee per unit		$ 0.35	$ 0.35
Deferred underwriting commissions in connection with the initial public offering		$ 10.5	$ 12.1
Stock Issued During Period, Shares, New Issues	34,500,000	34,500,000
Over-Allotment Option [Member]
Underwriting discount aggregate amount		$ 6.9
Deferred underwriting commissions in connection with the initial public offering		$ 12.1
Stock Issued During Period, Shares, New Issues	4,500,000	4,500,000